Note 19 - Income Taxes - Schedule of Deferred Tax Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Income tax assets
Balance, beginning of period	$ 0	$ 0
Net loss	0	0
Equity	0	0
Acquisition of Homestake		0
Balance, end of period	0	0
Non-capital losses [member]
Deferred Income tax assets
Balance, beginning of period	10,881	5,258
Net loss	1,379	1,269
Equity
Acquisition of Homestake		4,354
Balance, end of period	12,260	10,881
Unused tax losses [member]
Deferred Income tax assets
Balance, beginning of period	43	2,099
Net loss	2	(2,056)
Equity
Acquisition of Homestake
Balance, end of period	45	43
Share issuance costs & CEC [member]
Deferred Income tax assets
Balance, beginning of period	500	95
Net loss
Equity	240	385
Acquisition of Homestake		20
Balance, end of period	740	500
Investments [member]
Deferred Income tax assets
Balance, beginning of period	19
Net loss	28	19
Equity
Acquisition of Homestake
Balance, end of period	47	19
Site reclamation obligations [member]
Deferred Income tax assets
Balance, beginning of period	454	286
Net loss	(6)	168
Equity
Acquisition of Homestake
Balance, end of period	448	454
Property and equipment [member]
Deferred Income tax assets
Balance, beginning of period	68	12
Net loss	68	56
Equity
Acquisition of Homestake
Balance, end of period	136	68
Deferred tax asset, mineral property interests [member]
Deferred Income tax assets
Balance, beginning of period
Net loss	20
Equity
Balance, end of period	20
Total deferred tax assets [member]
Deferred Income tax assets
Balance, beginning of period	11,965	7,750
Net loss	1,491	(544)
Equity	240	385
Acquisition of Homestake		4,374
Balance, end of period	13,696	11,965
Deferred tax liabilities, mineral property interests [member]
Deferred Income tax assets
Balance, beginning of period	(4,605)	(933)
Net loss	(6,621)	(2,764)
Equity
Acquisition of Homestake		(908)
Balance, end of period	(11,226)	(4,605)
Unrealised foreign exchange gains (losses) [member]
Deferred Income tax assets
Balance, beginning of period	(3)
Net loss	40	(3,281)
Equity
Acquisition of Homestake
Balance, end of period	37	(3)
Total net deferred tax assets (liabilities) [member]
Deferred Income tax assets
Balance, beginning of period	7,357	6,817
Net loss	(5,090)	(3,311)
Equity	240	385
Acquisition of Homestake		3,466
Balance, end of period	2,507	7,357
Unrecogonized deferred tax assets [member]
Deferred Income tax assets
Balance, beginning of period	(7,357)	(6,817)
Net loss	5,090	3,311
Equity	(240)	(385)
Acquisition of Homestake		(3,466)
Balance, end of period	$ (2,507)	$ (7,357)